Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%	12.68%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	9.83%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	10.09%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%	12.95%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	17.91%